SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments by rolling maturity, Available-for-Sale, Amortized Cost
Due after one year through five years	$ 10,000
Due after five years through ten years	1,000
Residential agency mortgage-backed	43,248
Total	54,248
Investments by rolling maturity, Available-for-Sale, Fair Value
Due after one year through five years	9,995
Due after five years through ten years	998
Residential agency mortgage-backed	43,221
Total	54,214	63,804
Investments by rolling maturity, Held-to-Maturity, Amortized Cost
Due after one year through five years	205
Due after five years through ten years	115
Residential agency mortgage-backed	11
Amortized Cost	331	335
Investments by rolling maturity, Held-to-Maturity, Fair Value
Due after one year through five years	212
Due after five years through ten years	118
Residential agency mortgage-backed	11
Fair Value	$ 341	$ 350